STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)																	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 12, 2018	Nov. 26, 2018	Sep. 21, 2018	May 15, 2018	Apr. 24, 2018	Apr. 19, 2018	Apr. 04, 2018	Apr. 02, 2018	Mar. 29, 2018	Sep. 07, 2017	Aug. 24, 2017	Jul. 19, 2017	Jul. 14, 2017	Jul. 13, 2017	Dec. 06, 2016	Sep. 22, 2016	Jul. 31, 2017	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Aug. 21, 2017	Sep. 30, 2016	Apr. 05, 2016	Mar. 26, 2013	Dec. 10, 2012	Mar. 22, 2012	Aug. 03, 2006
Number of common stock issued																					463,636
Total number of share authorized																		265,000,000			265,000,000
Common stock authorized																		250,000,000			250,000,000		250,000,000	500,000,000
Preferred stock authorized																		15,000,000			15,000,000		15,000,000	15,000,000
Preferred stock, par value (in dollars per share)																		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Common stock outstanding																		8,936,695			8,936,695		7,407,254	4,299,311
Number of options outstanding																		1,629,935			1,629,935		803,937	554,083		223,120
Common stock exercise price (in dollars per share)																		$ 5.65			$ 5.65		$ 10.13	$ 16.14		$ 50.98
Number of stock options granted																					864,758		468,000	334,000
Total unrecognized stock-based compensation																		$ 334,900		$ 822,000	$ 334,900	$ 822,000	$ 185,537	$ 1,066,773
Number of vested shares																					825,100		531,604	249,284
Number of unvested shares																		804,835			804,835		272,333	304,799
Gross cash proceeds																					$ 1,811,800	2,100,000	$ 930,435	$ 2,981,300
Shares issued price per share (in dollars per share)																		$ 1.10			$ 1.10			$ 5.90
Restricted Stock [Member]
Number of equity instruments other than options outstanding																		580,564			580,564		406,564	222,750		143,750
Total unrecognized stock-based compensation																		$ 5,300		139,100	$ 5,300	139,100	$ 59,028	$ 205,858
Number of shares granted under the plan																					174,000		183,814	79,000
Stock Options [Member]
Total unrecognized stock-based compensation																		329,600		682,900	$ 329,600	682,900	$ 126,509	$ 860,915
Common Stock [Member]
Number of common stock issued																							183,814
Preferred Stock [Member]
Number of common stock issued
Second Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member]
Number of common shares purchased				10,000,000
Agreement term				30 months
Common stock purchase price (in dollars per share)				$ 0.50
Description of purchase notice				Amount equal to 50,000 shares, and the closing sale price of its Common Stock is equal to or greater than $0.50 per share, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of stock equal to up to 30% of the aggregate shares of Common Stock traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of shares the Company may determine. The purchase price per share pursuant to such VWAP Purchase Notice is generally 95% of the volume-weighted average price for Common Stock traded on its principal market on the VWAP Purchase Date.
Number of common stock issued																					2,200,100		884,671
Proceeds from issuance of private placement																					$ 3,700,000		$ 1,900,000
Second Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member] | Maximum [Member]
Number of shares sold per day				50,000
Second Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member] | Commitment Shares [Member]
Number of common shares purchased				2,500,000
Number of share not request purchase per day				300,000
Chairman Services Agreement [Member] | Mr. Robin L. Smith, M.D [Member]
Annual cash fee					$ 300,000																		250,000
Chairman Services Agreement [Member] | Mr. Robin L. Smith, M.D [Member] | Stock Options [Member]
Expiration period													10 years
Employment Agreement [Member] | Mr. George C. Carpenter, IV [Member]
Annual cash fee						$ 270,000													$ 206,250				206,250
Advisory Agreement [Member] | Maxim Group LLC [Member]
Description of compensation under the agreement								The agreement was 100,000 shares of the Company's Common Stock, payable in one payment of 50,000 shares of Common Stock and five monthly payments of 10,000 shares of Common Stock from April through August 2018.
Advisory Agreement [Member] | Maxim Group LLC [Member] | General and Administrative [Member]
Compensation expense																							$ 162,300
First Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member]
Number of common shares purchased															10,000,000						1,180,000		1,180,000
Agreement term															30 months
Common stock purchase price (in dollars per share)															$ 0.50								$ 2.00
Description of purchase notice															Amount equal to 50,000 shares, and the closing sale price of its Common Stock is equal to or greater than $0.50 per share, the Company also has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of stock equal to up to 30% of the aggregate shares of Common Stock traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of shares the Company may determine. The purchase price per share pursuant to such VWAP Purchase Notice is generally 95% of the volume-weighted average price for Common Stock traded on its principal market on the VWAP Purchase Date.
Gross cash proceeds																					$ 2,400,000		$ 2,400,000
First Common Stock Purchase Agreement [Member] | Aspire Capital Fund, LLC [Member] | Maximum [Member]
Number of shares sold per day															50,000
Hooper Holmes Agreement [Member] | Director5Member
Annual cash fee																		$ 0		$ 54,300	$ 2,600	$ 90,700	$ 110,100	$ 20,300
Herguth Employment Agreement [Member] | Mr. George C. Carpenter, IV [Member]
Number of vested shares	50,000
Compensation expense	$ 325,000
Performance bonus	$ 340,000
Number of stock option subject to the time-based vesting schedule	200,000
Number of stock option subject to the performance-based vesting schedule	200,000
Amendment To Employment Agreement [Member] | Mr. George C. Carpenter, IV [Member]
Number of stock options granted										50,000
Option vesting period										12 months
Private Placement [Member] | Warrant [Member]
Common stock purchase price (in dollars per share)									$ 2.34
Preferred stock, par value (in dollars per share)									$ 0.001
Private Placement [Member] | Affiliates [Member]
Number of common shares purchased									1,050,000
Common stock purchase price (in dollars per share)									$ 2.00
Proceeds from issuance of private placement									$ 2,100,000
Preferred stock, par value (in dollars per share)									$ 0.001
Private Placement [Member] | Definitive Agreements [Member] | Directors And Management [Member]
Number of common shares purchased			459,458
Common stock purchase price (in dollars per share)			$ 1.85
45-day Option Over-Allotment Option [Member] | Underwriters [Member] | Warrant [Member]
Number of common stock issued											213,800
Public Offering [Member] | Warrant [Member]
Number of common stock issued												134,000					1,675,000
Public Offering [Member] | Common Stock [Member]
Number of common stock issued																	1,675,000
Pro-Rate Option [Member] | Warrant [Member]
Number of common stock issued														2,539,061
Warrant exercise price (in dollars per share)														$ 5.25
Number of each warrant called														1
Omnibus Incentive Compensation Plan 2012 [Member]
Common stock purchase price (in dollars per share)																									$ 0.001
Common stock authorized																									975,000
Weighted exercise price of awarded shares (in dollars per share)																							$ 4.39
Number of options outstanding																							802,492
Number of options authorized																											200,000	75,000	27,500	1,667
Number of authorized shares available for grant previously																									885,781
Number of authorized shares available for grant																									1,570,248
Maximum number of shares granted to individual																									150,000
Description of plan terms		The holders of the Company's common and preferred stock voted to (i) amend the 2012 Plan to eliminate the annual individual award limits under the 2012 Plan and (ii) amend 2012 Plan to increase: (a) the total number of shares of common stock, par value $0.001 per share (“Common Stock”), available for grant under the 2012 Plan (subject to the overall limits described in clause (b) below) from 1,500,000 shares to an aggregate of 2,250,000 shares and (b) the aggregate limitation on authorized shares available for grant under the 2012 Plan, following any increases pursuant to the evergreen provision (the “Evergreen Provision”), from 2,200,000 shares to 2,950,000 shares.					The holders of the Company's common stock voted to amend the 2012 Plan to increase (i) the total number of shares of Common Stock available for grant under the 2012 Plan (subject to the overall limit described in clause (ii) below) from 1,072,500 shares to an aggregate of 1,500,000 shares and (ii) the aggregate limitation on the authorization shares available for grant under the 2012 Plan, following any increases pursuant to the evergreen provision, from 1,570,248 shares to 2,200,000 shares.									on January 1st of each year through 2022, automatically increases the number of shares subject to the 2012 Plan by the lesser of: (a) a number equal to 10% of the shares of Common Stock authorized under the 2012 Plan as of the preceding December 31st, or (b) an amount, or no amount, as determined by the Board, but in no event may the number of shares of Common Stock authorized under the 2012 Plan exceed 885,781 and (iii) increase the annual individual award limits under the 2012 Plan to 100,000 shares of Common Stock, subject to adjustment in accordance with the 2012 Plan. Per the above mentioned “evergreen” provision, an additional 50,000 shares were automatically allocated for distribution under the 2012 Plan as of January 1, 2017.
Omnibus Incentive Compensation Plan 2012 [Member] | Restricted Stock [Member]
Number of shares reserved for future issuance																		465,936			465,936		290,944
Number of equity instruments other than options outstanding																		580,564			580,564
Omnibus Incentive Compensation Plan 2012 [Member] | Maximum [Member]
Common stock exercise price (in dollars per share)																		$ 600.00			$ 600.00		$ 600
Omnibus Incentive Compensation Plan 2012 [Member] | Minimum [Member]
Common stock exercise price (in dollars per share)																		$ 1.20			$ 1.20		$ 1.55
Omnibus Incentive Compensation Plan 2012 [Member] | Chairman Services Agreement [Member] | Mr. Robin L. Smith, M.D [Member] | Restricted Stock [Member]
Number of shares granted under the plan													25,000
Omnibus Incentive Compensation Plan 2012 [Member] | Chairman Services Agreement [Member] | Mr. Robin L. Smith, M.D [Member] | Stock Options [Member]
Number of stock options granted													75,000
Number of option to purchase granted annual award limits													50,000
2012 Plan [Member] | Mr. Robin L. Smith, M.D [Member]
Number of options outstanding							75,000
Common stock exercise price (in dollars per share)							$ 1.55
2012 Plan [Member] | Employment Agreement [Member] | Mr. George C. Carpenter, IV [Member] | Restricted Stock [Member]
Number of stock options granted						34,380
2006 Stock Incentive Plan [Member]
Common stock outstanding																							1,445
Number of shares reserved for future issuance																															3,339
2006 Stock Incentive Plan [Member] | Maximum [Member]
Common stock exercise price (in dollars per share)																															$ 3,300
2006 Stock Incentive Plan [Member] | Minimum [Member]
Common stock exercise price (in dollars per share)																															$ 2,400